Direct Operating Costs	12 Months Ended
Dec. 31, 2020
Analysis of income and expense [abstract]
Direct Operating Costs	Direct Operating Costs
Direct operating costs include all attributable expenses except interest, depreciation and amortization, impairment expense, other expenses, and taxes and primarily relate to cost of revenues. The following table lists direct operating costs for the year ended December 31, 2020 and 2019 by nature:

	Year Ended December 31,
	2020	2019
	$	$
Voyage expenses(1)	113,618	132,556
Operating expenses	268,999	229,400
Charter hire	18,325	33,202
Compensation	226,850	211,533
Total	627,792	606,691
(1)Expenses unique to a particular voyage, including any bunker fuel expenses, port fees, cargo loading and unloading expenses, canal tolls, agency fees and commissions.